STATEMENTS OF NET ASSETS AVAILABLE FOR BENEFITS - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Statement of Net Asset Available for Benefit [Line Items]
Total investments, at fair value	$ 1,563,080,656	$ 1,093,145,451
Employer contributions	4,994,445	5,590,533
Other	0	5,256
Notes receivable from participants	18,804,628	18,443,399
Plan merger receivable	0	349,860,565
Total receivables	23,799,073	373,899,753
NET ASSETS AVAILABLE FOR BENEFITS	1,586,879,729	1,467,045,204
EBP, Participant-Directed
EBP, Statement of Net Asset Available for Benefit [Line Items]
Total investments, at fair value	1,478,397,531	987,520,093
EBP, Nonparticipant-Directed
EBP, Statement of Net Asset Available for Benefit [Line Items]
Total investments, at fair value	$ 84,683,125	$ 105,625,358